Annual Total Returns[BarChart] - Federated Hermes International Strategic Value Dividend Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.46%	13.10%	12.54%	(3.06%)	(8.08%)	1.02%	14.35%	(12.49%)	20.23%	(1.99%)